Income Taxes - Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current
Federal	$ (8.4)	$ 44.8	$ (0.8)
State	0.0	7.0	3.4
Non-United States	158.7	148.2	167.9
Total current	150.3	200.0	170.5
Deferred
Federal	92.9	53.2	21.0
State	1.8	(1.9)	0.9
Non-United States	(3.5)	2.7	(4.9)
Total deferred	91.2	54.0	17.0
Total provision	$ 241.5	$ 254.0	$ 187.5